Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16. Commitments and Contingencies

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From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally relating to personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. During the current year, the vessel Eco Wizard was damaged by an explosion while in a Russian port in July 2025, and since that time has been unable to be employed as a result of the damage sustained. The vessel is currently at a port in Latvia undergoing further assessments. The Company has recognized a claim amounting to $61,646,469
related to the loss of the vessel. The Company anticipates indemnification for the loss in accordance with the insured value and applicable war risk coverage, subject to final adjustment and agreement with underwriters. As such, a provision has been made reflecting the claim and the related insurance recoverable, included in the Company’s consolidated statement of income under the caption “Vessels’ operating expenses”, consistent with the Company’s accounting policies.

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The Company has guaranteed to the respective bank the performance of the loan agreement entered into by MGC Agressive Holdings Inc. (Note 6). The vessel owned by this entity has been provided as collateral to secure this loan agreement. Total outstanding loan balance and accrued interest of MGC Agressive Holdings Inc. as of December 31, 2025 amounted to $23,620,000 and $338,316, respectively. The Company assigns a remote possibility of default to the abovementioned loan agreement and hence has not established any provisions for losses relating to this matter. With regards to the guarantee provided for the loan agreement entered into by MGC Agressive Holdings Inc., the joint venture party owning 49% equity interest in MGC Agressive Holdings Inc., has provided a counter guarantee to the Company amounting to 49% of the outstanding loan balances of MGC Agressive Holdings Inc..

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Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable,
time and bareboat charter contracts as of December 31, 2025, amount to $96,943,246 during 2026, $35,963,541 during 2027and $656,712 during 2028.